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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07680
Minnesota Municipal Income Portfolio, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	1/31/05

Date of reporting period:	10/31/04

Minnesota Municipal Income Portfolio

October 31, 2004

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities - 141.5%:
Authority Revenue - 3.2%:
Duluth Seaway Port Authority, 4.20%, 5/1/13	1,000,000	$1,029,060
Puerto Rico Public Buildings Authority (Callable 7/1/14 at 100), 5.25%, 7/1/33	1,000,000	1,046,240
		2,075,300

Economic Development Revenue - 1.2%:
Marshall Health Care Facility, Weiner Medical Center (Callable 11/1/13 at 100), 6.00%, 11/1/28	750,000	785,677

Education Revenue - 10.2%:
Higher Education Facility, Carleton College (Callable 11/01/07 at 100), 5.40%, 11/1/14	500,000	542,275
Higher Education Facility, Carleton College (Callable 5/1/06 at 100), 5.75%, 11/1/12	2,000,000	2,103,360
Higher Education Facility, Macalester College (Callable 3/1/05 at 100), 5.50%, 3/1/12	250,000	252,965
Higher Education Facility, Macalester College (Callable 3/1/05 at 100), 5.55%, 3/1/16	250,000	252,967
Higher Education Facility, University of St. Thomas (Callable 10/1/14 at 100), 5.00%, 10/1/24	1,000,000	1,033,150
Higher Education Facility, University of St. Thomas (Callable 4/1/08 at 100), 5.38%, 4/1/18	1,050,000	1,094,688
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School (Callable 10/1/09 at 100), 5.50%, 10/1/24	1,210,000	1,268,286
		6,547,691

General Obligations - 32.5%:
Burnsville Independent School District (Callable 2/1/06 at 100), 4.88%, 2/1/13	2,000,000	2,066,840

Chaska Independent School District (Crossover refunded to 2/1/06 at 100), 6.00%, 2/1/15	1,675,000	(e)	1,756,237
Delano Independent School District (FSA) (Callable 2/1/11 at 100), 5.88%, 2/1/25	1,000,000	(b)	1,142,590
Lakeville Independent School District (FGIC) (Callable 2/1/08 at 100), 5.00%, 2/1/17	1,000,000	(b)	1,070,210
Lakeville Independent School District, Zero Coupon Bond (FGIC) (Callable 2/1/13 at 68.77), 5.42%, 2/1/20	2,500,000	(b) (d)	1,175,425
Minneapolis and St. Paul Metropolitan Airport Commission, AMT (FGIC) (Callable 1/1/11 at 100), 5.25%, 1/1/21	1,000,000	(b) (c)	1,045,440
Minneapolis General Obligation (Callable 9/1/05 at 100), 5.20%, 3/1/13	1,000,000		1,026,910
Minnesota State General Obligation, 5.00%, 8/1/09	7,000,000		7,741,090
Sauk Rapids Independent School District (MBIA) (Callable 2/1/11 at 100), 5.75%, 2/1/23	3,500,000	(b)	3,963,995
			20,988,737

Health Care Revenue - 36.2%:
Agriculture and Economic Development Board, Fariview Hospital (MBIA) (Callable 11/15/07 at 102), 5.75%, 11/15/26	2,000,000	(b)	2,195,580
Cuyuna Range Hospital District (Callable 6/1/07 at 102), 6.00%, 6/1/29	1,000,000		970,690
Duluth Clinic Health Care Facilities (AMBAC) (Prerefunded to 11/1/04 at 100), 6.30%, 11/1/22	140,000	(b) (e)	140,035
Duluth Health Care Facility, Benedictine Health System - St. Mary’s Hospital (Callable 2/15/14 at 100), 5.25%, 2/15/33	1,500,000		1,518,585
Fergus Falls Health Care Facility, Lake Region Hospital (Callable 12/1/05 at 102), 6.50%, 12/1/25	530,000		547,946
Glencoe Health Care Facilities, Glencoe Regional Health Services (Callable 4/1/11 at 101), 7.50%, 4/1/31	650,000		699,771
Golden Valley Health Care Facilities, Covenant Retirement Communities (Callable 12/1/09 at 101), 5.50%, 12/1/25	680,000		693,185
Minneapolis and St. Paul Housing and Redevelopment Health Care System, Children’s Health Care (FSA) (Callable 8/15/05 at 102), 5.70%, 8/15/16	500,000	(b)	525,240
Minneapolis Health Care Facilities, Allina Health Systems (Callable 11/15/12 at 100), 5.75%, 11/15/32	3,000,000		3,151,710
Minneapolis Health Care, Fairview Health Services (Callable 5/15/12 at 101), 5.63%, 5/15/32	2,000,000		2,094,820
Monticello, Big Lake Community Hospital District (Callable 12/1/12 at 100), 6.20%, 12/1/22	1,000,000		1,043,560
Red Wing Elderly Housing, River Region Obligated Group (Prerefunded 9/1/05 at 100, Callable 3/1/05 at 101), 6.50%, 9/1/22	1,500,000	(e)	1,538,250
Sauk Rapids Health Care Facility, Good Shepherd Lutheran Home (Callable 1/1/12 at 101), 6.00%, 1/1/34	400,000		405,592
Shakopee Health Care Facility, St. Francis Regional Medical Center (Callable 9/1/14 at 100), 5.25, 9/1/34	1,000,000		1,014,360

St. Cloud Health Care Revenue, St. Cloud Hospital Obligated Group (FSA) (Callable 5/1/10 at 101), 5.75%, 5/1/26	4,500,000	(b)	5,004,990
St. Louis Park Health Care Facilities, Park Nicollet Health Systems (Callable 7/1/14 at 100), 5.25%, 7/1/30	1,250,000		1,280,388
Winona Health Care Facilities, Winona Health Obligated Group (Callable 7/1/12 at 102), 6.00%, 7/1/34	500,000		513,570
			23,338,272

Housing Revenue - 18.4%:
Coon Rapids Multifamily Housing Revenue, Margaret Place Apts., 6.25%, 5/1/18	500,000		460,620
Dakota County Multifamily Housing, Hade Apple (FHA) (GNMA) (Callable 1/20/11 at 102), 5.50%, 7/20/43	3,680,000	(b)	3,847,992
Eden Prairie Multifamily Housing, Preserve Place (GNMA) (Callable 1/20/08 at 102), 5.60%, 7/20/28	400,000	(b)	413,704
Maplewood Multifamily Revenue, Carefree Cottages II, AMT (FNMA) (Callable 4/15/14 at 100), 4.80%, 4/15/34	1,000,000	(b) (c)	1,024,440
New Hope Multifamily Housing, North Ridge (FSA) (GNMA) (Callable 1/1/06 at 102), 6.05%, 1/1/17	450,000	(b)	469,661
Rochester Multifamily Housing, Weatherstone Apts., AMT (Mandatory Put 9/1/17 at 100), 6.38%, 9/1/37	2,800,000	(c)	3,056,480
St. Louis Park Multifamily Housing, Knollwood Apts. (FHA) (Callable 12/1/05 at 102), 6.15%, 12/1/16	500,000	(b)	518,335
State Housing and Finance Agency (Callable 7/1/05 at 100), 5.95%, 1/1/17	1,700,000		1,719,431
State Housing and Redevelopment Authority, Goodhue County Apts. (Callable 1/1/10 at 100), 6.63%, 1/1/24	345,000		323,144
			11,833,807

Leasing Revenue - 2.1%:
Andover Economic Development Authority Public Facilty Lease Revenue, Andover Community Center (Callable 2/1/14 at 100), 5.13%, 2/1/24	250,000		256,748
Puerto Rico Public Finance Corp. (Callable 2/1/12 at 100), 5.75%, 8/1/27	1,000,000		1,122,380
			1,379,128

Recreation Authority Revenue - 2.2%:
Moorhead Golf Course (Callable 12/1/08 at 100), 5.88%, 12/1/21	490,000		503,284
St. Paul Port Authority Hotel Facility (Callable 8/1/08 at 103), 7.38%, 8/1/29	900,000		912,087
			1,415,371

Tax Revenue - 0.8%
Minneapolis Tax Increment Revenue. St. Anthony Falls Project (Callable 3/1/12 at 102), 5.75%, 2/1/27	500,000		494,385

Transportation Revenue - 10.3%:
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Callable 1/1/10 at 101), 5.75%, 1/1/32	5,000,000	(b)	5,561,550
Minneapolis and St. Paul Metropolitan Airport Commission (MBIA) (Callable 1/1/13 at 100), 5.25%, 1/1/17	1,000,000	(b)	1,101,730
			6,663,280

Utility Revenue - 16.3%:
Princeton Public Utility System (Callable 4/1/12 at 100), 4.25%, 4/1/16	190,000		191,440
Southern Minnesota Municipal Power Agency (AMBAC), 5.25%, 1/1/16	1,000,000	(b)	1,146,660
Southern Minnesota Municipal Power Agency, Zero Coupon Bond (MBIA), 5.16%, 1/1/19	10,000,000	(b) (d)	5,404,100
Southern Minnesota Municipal Power Agency, Zero Coupon Bond (MBIA), 6.70%, 1/1/24	4,000,000	(b) (d)	1,614,080
Southern Minnesota Municipal Power Agency, Zero-Coupon Bond, 5.08%, 1/1/23	5,000,000	(d)	2,149,500
			10,505,780

Water/Pollution Control Revenue - 8.1%:
Public Facilities Authority Water Pollution Control (Callable 3/1/06 at 100), 4.75%, 3/1/10	1,900,000		1,963,023
Public Facilities Authority Water Pollution Control (Callable 3/1/09 at 100), 5.38%, 3/1/19	3,000,000		3,282,600
			5,245,623

Total Municipal Long-Term Securities (cost: $85,623,918)			91,273,051

Description of Security	Principal Amount		Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Short-Term Securities (f) - 3.1%:
South Dakota State Health and Educational Facility Authority, Avera Health (AMBAC), 1.16%, 7/1/24 (cost: $2,000,000)	2,000,000	(b)	2,000,000

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Money Market Fund - 1.7%:
Federated Minnesota Municipal Cash Trust	1,117,370	1,117,370

(cost: $1,117,370)

Total Investments in Securities (g) - 146.3% (cost: $88,741,288)		$94,390,421

Notes to Schedule of Investments:

(a)          Security valuations for the Fund’s investments are furnished by one or more independent pricing services that have been approved by the Fund’s board of directors.  Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price which compares the last trade to the bid/ask price of a security.  If the last trade is within the bid/ask range, then that price will be the closing price.  If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price.  If the last trade is below the bid, the bid will be the closing price.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.  Debt obligations exceeding 60 days to maturity are valued by an independent pricing service.  The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.  Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Fund’s board of directors.   Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold.  If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.  As of October 31, 2004, the Fund had no fair valued securities.  Debt obligations with 60 days or less remaining until maturity maybe valued at their amortized cost which approximates market value.  Security valuations are performed once a week and at the end of each month.

(b)       Portfolio abbreviations and definitions:

AMBAC–American Municipal Bond Assurance Company

FGIC–Financial Guaranty Insurance Corporation

FHA–Federal Housing Authority

FNMA – Federal National Mortgage Association

FSA–Financial Security Assurance

GNMA–Government National Mortgage Association

MBIA–Municipal Bond Insurance Association

RAAI-Radian Asset Assurance, Inc.

(c)        AMT - Alternative Minimum Tax.  As of October 31, 2004, the aggregate market value of securities subject to the Alternative Minimum Tax is $5,126,360 which represents 7.9% of net assets applicable to common shares.

(d)       The interest rate shown is the effective yield on the date of purchase.

(e)        Prerefunded issues are backed by U.S. government obligations. Crossover refunded issues are backed by the credit of the refunding issuer.  In both cases, the bonds mature at the date and price indicated.

(f)           Floating or variable rate obligation maturing in more than one year.  The interest rate, which is based on specific, or an index of , market interest rates, is subject to change periodically and is the effective rate on October, 31, 2004.  This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days’ notice.  Maturity date shown represents final maturity.

(g)       On October 31, 2004, the cost of investments in securities was $88,741,288. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$5,705,467
Gross unrealized depreciation	(56,334)
Net unrealized appreciation	$5,649,133

Item 2—Controls and Procedures

(a) Disclose the conclusions of the registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Response: The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Response: There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3—Exhibits

Certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a - 2(a) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio, Inc.

By	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date	12/30/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date	12/30/04

By	/s/ Charles D. Gariboldi
Charles D. Gariboldi, Treasurer

Date	12/30/04